INVESTMENTS IN AVAILABLE-FOR-SALE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2012
Investments, Debt and Equity Securities [Abstract]
Investments in available-for-sale securities

	2012	2011
Golar Partners (see note 5)	352,861	—
GasLog	173	—
	353,034	—